Core Deposit Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Core Deposit Intangible and Related Accumulated Amortization

The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2013	2012	2011
Gross carrying amount	$1,251	$1,251	$1,251
Accumulated amortization	(492)	(357)	(217)

Net carrying amount	$759	$894	$1,034

Future Amortization Expense for Core Deposit Asset

The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2013 is as follows:

(Dollars in thousands)	Core Deposit Amortization
2014	$129
2015	125
2016	121
2017	116
2018	101
Thereafter	167

$759